Note 8 - Stock Incentive Plan (Details Textual) - USD ($)		9 Months Ended
	Nov. 03, 2016	Sep. 30, 2016	Sep. 30, 2015
Restricted Stock [Member] | General and Administrative Expense [Member]
Allocated Share-based Compensation Expense		$ 213,448	$ 247,465
Restricted Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	82,080
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.21
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value	$ 99,317
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 115,954
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		167 days